Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entity [Line Items]
Schedule of Company's principal subsidiaries, consolidated VIEs and VIEs' subsidiaries

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities	Notes
Subsidiaries
Leading Ideal HK	100%	May 15, 2017	Hong Kong, PRC	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Beijing CHJ Automobile Technology Co., Ltd. (“Beijing CHJ Technology” )	100%	March 22, 2021	Beijing, PRC	Technology development
Beijing Leading Automobile Sales Co., Ltd. (“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 8, 2017	Changzhou, PRC	Sales and after sales management	(i)
Chongqing Chezhiyu Automobile Sales and Services Co., Ltd. (“Chongqing Chezhiyu”)	100%	April 13, 2023	Chongqing, PRC	Sales and after sales management
Chongqing Lixiang Automobile	100%	October 11, 2019	Chongqing, PRC	Manufacturing of automobile
Beijing Lixiang Automobile Co., Ltd. (“Beijing Lixiang Automobile”)	100%	April 9, 2021	Beijing, PRC	Manufacturing of automobile
		Date of Incorporation	Place of Incorporation	Principal Activities	Notes
The VIEs
Beijing CHJ		April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)		March 27, 2017	Beijing, PRC	Technology development

Notes:

(i)	Jiangsu XD was Beijing CHJ’s subsidiary before the 2021 Reorganization.

VIEs and VIEs' subsidiaries
Variable Interest Entity [Line Items]
Schedule of consolidated financial information of the Group's VIEs and VIEs' subsidiaries

	As of December 31,
	2022	2023
	RMB	RMB
Current assets:
Cash and cash equivalents	18,529,655	27,730,141
Restricted cash	977,346	—
Time deposits and short-term investments	8,344,332	10,207,873
Trade receivable	—	3,476
Amounts due from the Group companies(1)	37,885,882	30,567,860
Inventories	254	254
Prepayments and other current assets	168,160	172,090
Total current assets	65,905,629	68,681,694
Non‑current assets:
Long‑term investments	142,539	362,773
Property, plant and equipment, net	101,577	112,586
Operating lease right‑of‑use assets, net	693,111	653,620
Intangible assets, net	740,570	669,495
Other non‑current assets	583,967	463,659
Total non-current assets	2,261,764	2,262,133
Total assets	68,167,393	70,943,827
Current liabilities:
Trade and notes payable	1,323,196	4,466,778
Amounts due to the Group companies(1)	60,539,514	57,988,379
Amounts due to related parties	23	23
Operating lease liabilities, current	40,707	45,011
Accruals and other current liabilities	334,333	590,927
Total current liabilities	62,237,773	63,091,118
Non‑current liabilities:
Long-term borrowings	500,000	—
Operating lease liabilities, non‑current	738,673	705,635
Deferred tax liabilities	2,979	—
Other non‑current liabilities	7,720	25,321
Total non-current liabilities	1,249,372	730,956
Total liabilities	63,487,145	63,822,074
Total shareholders’ equity	4,680,248	7,121,753
Total liabilities and shareholders’ equity	68,167,393	70,943,827

	For the Year Ended December 31,
	2021	2022	2023

Third-party revenues(2)	6,294,675	—	3,376
Inter-company revenues(3)	22,287,788	7,211,082	2,643,402

Third-party cost	(20,171,861)	(4,534,351)	(11,530)
Inter-company cost(3)	(5,891,611)	(8,290)	—

Third-party expenses	(2,401,187)	(1,638,834)	(1,275,066)
Inter-company expenses	(65,750)	(302)	(68,874)

Share of loss from subsidiaries	(13)	—	—
Other income/(expense)	2,610,121	(358,394)	1,099,921
Income before income tax	2,662,162	670,911	2,391,229
Income tax (expense)/benefit	(117,413)	8,701	(244,363)
Net income	2,544,749	679,612	2,146,866
Net income attributable to ordinary shareholders of Li Auto Inc.	2,544,749	679,612	2,146,866

	For the Year Ended December 31,
	2021	2022	2023
Net cash provided by inter-company transactions(4)	7,341,282	2,834,408	2,643,402
Net cash used in other transactions	(8,693,141)	(10,922,189)	(7,593,022)
Net cash used in operating activities	(1,351,859)	(8,087,781)	(4,949,620)

Investing activities used in external entities	(8,641,045)	(2,149,494)	(2,087,758)
Net cash used in investing activities	(8,641,045)	(2,149,494)	(2,087,758)

Inter-company loan financing provided by Group companies	14,858,966	20,417,626	15,279,213
Other financing activities provided by/(used in) external entities	81,308	1,598,877	(500,000)
Net cash provided by financing activities	14,940,274	22,016,503	14,779,213
Effects of exchange rate changes on cash, cash equivalents and restricted cash	—	32	481,305
Net increase in cash, cash equivalents and restricted cash	4,947,370	11,779,260	8,223,140
Cash, cash equivalents and restricted cash at beginning of the year	2,780,371	7,727,741	19,507,001
Cash, cash equivalents and restricted cash at end of the year	7,727,741	19,507,001	27,730,141